Summary of Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Abstract]
Schedule Of Earnings Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For The Period Ended July 29, 2020 (inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(13,879,256)	$(6,181,853)
Denominator:
Basic and diluted weighted average shares outstanding	22,451,613	10,000,000
Basic and diluted net loss per ordinary share	$(0.62)	$(0.62)

The following table reflects the calculation of basic and diluted net (loss) per ordinary share (in dollars, except share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from July 29, 2020 (inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$5,093,457	$1,273,364	$18,748,741	$4,687,185	$—	$(5,005)
Denominator:
Basic and diluted weighted average shares outstanding	40,000,000	10,000,000	40,000,000	10,000,000	—	10,000,000

Basic and diluted net income (loss) per ordinary share	$0.13	$0.13	$0.47	$0.47	$—	$(0.00)

(1)
For the three and nine months ended September 30, 2021, and for the period from July 29, 2020 (inception) through September 30, 2020, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the Company’s shareholders.

Summary of Class A Common Stock Subject to Possible Redemption
At December 31, 2020, the Class A ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$400,000,000
Less:
Proceeds allocated to Public Warrants	(18,400,000)
Class A ordinary shares issuance costs	(20,292,642)
Plus:
Accretion of carrying value to redemption value	38,692,642

Class A ordinary shares subject to possible redemption	$400,000,000

At December 31, 2020 and September 30, 2021, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

	September 30, 2021	December 31, 2020 (audited)
Gross proceeds	$400,000,000	$400,000,000
Less:
Proceeds allocated to Public Warrants	$(18,400,000)	$(18,400,000)
Class A ordinary shares issuance costs	$(20,292,642)	$(20,292,642)
Plus:
Accretion of carrying value to redemption value	$38,692,642	$38,692,642

Class A ordinary shares subject to possible redemption	$400,000,000	$400,000,000